Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies disclosure

10. Commitments and Contingencies:

Lease commitments:

The Company currently leases its principal facilities in Redwood Shores, California, pursuant to a sublease that expires in 2016. In addition to monthly rent, the facilities are subject to additional rental payments for utilities and other costs above the base amount. Facilities rent expense was approximately $271 and $289 in 2015 and 2014, respectively.

Contractual obligations	Total	2016	Thereafter
Operating lease commitments (1) (2)	$ 161	$ 161	-
  The Company extended the lease on its offices in April 2010. The base rent decreased by approximately 6% in November 2011 and will increase by approximately 3% per annum over the term of the new lease, which expires on October 31, 2016.
  The Company sublet approximately 3,000 square feet of unutilized office space in August 2015. The sub-lease will expire on October 31, 2016. The operating lease commitments are net of the sub lease amounts of $97 through 2016.